OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 27,657	$ 43,188
Accrued expense	24,090	16,347
Collaboration payable	49,350	82,035
Other payables	2,907	6,250
Payable for collaboration assets	6,735	14,988
Other tax payables	6,071	3,372
Total	$ 116,810	$ 166,180